Leases (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2025	Sep. 30, 2025	Dec. 31, 2025	Sep. 30, 2024
Operating lease liabilities		$ 21		$ 1,469
Lease expense		100
Subsequent Event [Member] | Share Forfeiture and Mutual Release Agreement [Member]
Exchangeable shares forfeited and cancelled	18,839,332
Exchangeable shares cancelled	376,121
Minimum [Member]
Operating lease liabilities		$ 100